Share-based Compensation - Additional Information (Detail)	6 Months Ended		12 Months Ended															1 Months Ended																	1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 Global Stock Options Plan (GSOP) Stock Options	Dec. 31, 2012 Global Stock Options Plan (GSOP) Stock Options Annual Vesting	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Stock Options	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Performance Shares	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Minimum Performance Shares	Dec. 31, 2011 Long-term Equity Ownership Plan (LEO) Maximum Performance Shares	Dec. 31, 2012 Long-term Sustainable Performance Plan performance shares (LSPP) Performance Shares	Dec. 31, 2012 Equity Compensation Plan Restricted American Depository Share (ADS)	Dec. 31, 2012 Discretionary Bonus Deferral plan (DBD) DBD Shares	Dec. 31, 2010 Discretionary Bonus Deferral plan (DBD) DBD Shares	Dec. 31, 2009 Discretionary Bonus Deferral plan (DBD) DBD Shares USD ($)	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) DBD Shares USD ($)	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) DBD Shares Annual Vesting	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) Minimum DBD Shares	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) Maximum DBD Shares	May 07, 2013 Long-term Sustainable Performance Plan (LSPP) Annual Vesting	May 07, 2013 Long-term Sustainable Performance Plan Converted to Omnibus Plan Cliff Vesting, Year One	May 07, 2013 Long-term Sustainable Performance Plan Converted to Omnibus Plan Cliff Vesting, Year Two	May 07, 2013 Long-term Sustainable Performance Plan Converted to Omnibus Plan Cliff Vesting, Year Three	May 07, 2013 Equity Compensation Plan Converted to Omnibus Plan Restricted Stock Units	May 31, 2013 Equity Compensation Plan Restricted Stock American Depositary Receipts (ADRs)	May 07, 2013 Equity Compensation Plan Restricted Stock American Depositary Receipts (ADRs)	Mar. 31, 2013 Discretionary Bonus Plan Deferred Bonus USD ($)	Mar. 31, 2013 Discretionary Bonus Plan Deferred Bonus EUR (€)	Mar. 31, 2013 Discretionary Bonus Plan Restricted Stock American Depositary Receipts (ADRs)	May 07, 2013 Deferral of Discretionary Bonuses Converted to Omnibus Plan Annual Vesting Non-Identified Staff	Mar. 31, 2013 Deferral of Discretionary Bonuses Converted to Omnibus Plan Cliff Vesting, Year One Identified Staff	Mar. 31, 2013 Deferral of Discretionary Bonuses Converted to Omnibus Plan Cliff Vesting, Year Two Identified Staff	Mar. 31, 2013 Deferral of Discretionary Bonuses Converted to Omnibus Plan Cliff Vesting, Year Three Identified Staff	Mar. 31, 2013 Deferral of Discretionary Bonuses Converted to Omnibus Plan Restricted Stock Units	May 07, 2013 Deal Incentive Awards Converted to Omnibus Plan Restricted Stock Units	Jun. 30, 2013 Deal Incentive Awards Converted to Omnibus Plan Restricted Stock Units	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Cliff Vesting, Year One Non-Employee Directors	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Cliff Vesting, Year Two Non-Employee Directors	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Cliff Vesting, Year Three Non-Employee Directors	Jun. 13, 2013 2013 Non-Employee Director Incentive Plan Restricted Stock Units	May 07, 2013 Director Deal Incentive Plan Restricted Stock Units Independent Director	May 07, 2013 American Depository Receipts (ADRs) Long-term Sustainable Performance Plan (LSPP)	May 07, 2013 Common Stock Long-term Sustainable Performance Plan Converted to Omnibus Plan	May 07, 2013 Common Stock Long-term Sustainable Performance Plan Converted to Omnibus Plan Performance Shares	May 07, 2013 Common Stock Long-term Sustainable Performance Plan Converted to Omnibus Plan Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term			10 years		10 years
Share-based payment award, vesting percentage				33.30%														33.33%	50.00%	25.00%	25.00%							33.33%	50.00%	25.00%	25.00%				50.00%	25.00%	25.00%
Award vesting period			3 years		3 years	3 years			3 years	3 years	3 years
Award requisite service period					3 years
Award exercise duration					7 years
Contingent grant, percentage of shareholder return							0.00%	200.00%
Percentage of vested shares delivered									33.30%
Deferred bonus plan, minimum bonus threshold													$ 71,500
Percentage of prior year's gross bonus paid in cash												33.30%
Percentage of prior year's gross bonus deferred in shares												66.70%
Deferral of awards, minimum incentive compensation threshold														132,700											129,368	100,000
Deferral of awards, percentage of incentive compensation																10.00%	50.00%
Deferral of awards, increase percentage (per step)														10.00%
Deferral of awards, vesting rate															33.30%
Share-based payment award, equity intruments converted																								1,271,322																5,898,279
Share-based payment award, equity intruments issued																						537,911										309,272	1,993,614						2,564		2,495,458	1,717,746	777,712
Share-based payment award, grants in period																							1,271,322				731,015											10,932
Share-based payment award, equity instruments expected to vest, next six months																																		831,935					1,282
Stock compensation expense	$ 27,600,000	$ 36,600,000